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                           Semi-Annual Report
                             April 30, 2001

                            Choice Focus Fund
                          Choice Balanced Fund

                              Choice Funds

                           Semi-Annual Report
                             April 30, 2001


                            Table of Contents

Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .2

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 11

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 12

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 15

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 16

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . 17

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 18

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 19

PERSPECTIVES FROM PATRICK ADAMS...

[PHOTO]

We believe the stock market is in the process of rebounding from one of the worst stock market drops on record. The Choice Focus Fund from November 1, 2000 through April 30, 2001 was down -31.88%, the Choice Balanced Fund was down -10.49% while the Nasdaq Composite Index was down -37.11% and the S&P 500(R) Stock Index was down -12.07%. (Please see the accompanying financial statements for the Funds' longer term performance and other important performance-related information.)

In our opinion, in economic slumps, the market has tended to bottom when the economy bottomed, which is what we believe is in the process of happening now. Our opinion is based on our observation that the manufacturing sector appears to have bottomed at recessionary levels, based on the National Association of Purchasing Managers Index (NAPM). We believe that the NAPM provides a valuable economic indicator and has correlated well with earnings growth. Using this indicator, the stock market's rate of earnings decline appears to have hit a low.

Many companies are now adjusting their cost structure to slower growth, causing higher unemployment. The unemployment rate is starting to increase and is currently up to 4%--and we believe moving higher. We feel this could keep a softening tone to the overall economy and provide the Fed with another reason to continue to cut rates.

The most puzzling part of the last six months was the magnitude, as well as the speed, of the economy slow down, and the severe correction of the stock market. This compressed cycle has thrown the Fed off stride, causing them to react too slowly initially. The Fed has caught up to the slowing economy by lowering interest rates dramatically.

We too did not anticipate such a rapid deceleration in the economy and what we believe to have been an overreaction in the stock market. Our performance suffered during much of this period due to this reaction in the market especially when it comes to technology. We held on to many technology stocks that we believed to be high quality stocks even though their prices were driven down. We continue to believe these stocks offer attractive growth potential.

We believe if the economy begins to slowly improve and if interest rates continue to fall the market should move higher but in a volatile manner. In April the Focus Fund was up 19.59% and the Balanced Fund was up 11.09%, compared to the S&P 500(R) Stock Index, which was up only 7.77%. As of April 30, 2001 our Choice Focus Fund portfolio had approximately 30% in cash and cash equivalents, with exposure primarily in our four favorite sectors of the market which are: Technology, Consumer, Financials and Healthcare. We will generally own 20-30 core positions in the Choice Focus Fund. The Choice Balanced Fund always has a minimum of 25% of its net assets in fixed income securities and usually between 30-40 equity securities. We will continue to massage the allocation between fixed income and equities in the Choice Balanced Fund, based on our market outlook and the availability of quality equity securities that meet our selection criteria.

At Choice, we look for great companies that we believe can become big investments. We do not limit our potential universe of stocks; we can invest in any size company. We look for companies we believe have strong long-term earnings growth potential, strong or improving fundamentals and reasonable valuations. At Choice, it is our goal to pick great stocks and focus on only our best ideas(1). With fewer positions in our portfolio, we are better able to manage the portfolio on a day-to-day basis and have the ability to quickly sell a position if the need arises. With a limited number of positions to watch over, we also have additional time to evaluate potentially great opportunities for the Funds.

Sincerely,

/s/ PATRICK ADAMS
Patrick Adams

(1) The Choice Focus Fund is non-diversified, and the equity portion of the Choice Balanced Fund's portfolio will generally consist of 30-40 securities; therefore, the Funds are more exposed to individual stock volatility and market pressure than funds investing in larger number of securities.

2    Choice Focus Fund

                                                        CHOICE FOCUS FUND
                        INVESTMENT RETURNS TABLE

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            3-31-01   4-30-01     3-31-01   4-30-01
-----------------------------------------------------------------------------------
Choice Focus Fund (inception date 11-1-99)  -45.59%   -28.64%     -20.11%   -8.84%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      -21.68%   -12.97%      -9.70%   -4.54%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

CHOICE FOCUS FUND
OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

                 GROWTH OF AN ASSUMED $10,000 INVESTMENT
                         From 11-1-99 to 4-30-01

---------------------------------------------------------------------------
                                 FOCUS
PLOT POINT                       FUND                             S&P 500
----------                        ----                              -------

31-Oct 99                        10,000.00                      10,000.00
30-Nov 99                        11,530.00                      10,203.30
31-Dec-99                        11,780.32                      10,804.27
31-Jan-00                        11,680.23                      10,261.46
29-Feb-00                        12,661.09                      10,067.21
31-Mar-00                        13,381.73                      11,052.09
30-Apr-00                        12,200.69                      10,719.53
31-May-00                        11,970.49                      10,499.57
30-Jun-00                        13,952.23                      10,758.38
31-Jul-00                        14,012.28                      10,590.23
31-Aug-00                        15,563.64                      11,247.99
30-Sep-00                        13,952.23                      10,654.21
31-Oct-00                        12,781.20                      10,609.14
30-Nov-00                        10,038.80                       9,772.72
31-Dec-00                        10,413.90                       9,820.51
31-Jan-01                        11,809.78                      10,168.94
28-Feb-01                         8,967.80                       9,241.74
31-Mar-01                         7,280.69                       8,656.28
30-Apr-01                         8,706.70                       9,329.13
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

The S&P 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The returns for this Index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

                                                   Choice Focus Fund    3

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               COMMON STOCKS                                   70.2%
               Banks-Money Center                               2.2%
      20,867   Citigroup Inc.                                               $ 1,025,613
                                                                            -----------

               Beverages-Non-alcoholic                          4.5%
      46,400   PepsiCo, Inc.                                                  2,032,784
                                                                            -----------

               Computer Graphics                                3.0%
      66,000   Cadence Design Systems, Inc.*                                  1,366,200
                                                                            -----------

               Computers-Local Networks                        10.8%
     100,000   Cisco Systems, Inc.*                                           1,698,000
      16,000   Extreme Networks, Inc.*                                          526,400
     101,900   Finisar Corporation*                                           1,523,405
      55,600   McDATA Corp. - A*                                              1,269,348
                                                                            -----------
                                                                              5,017,153
                                                                            -----------

               Computers-Mini/Micro                             5.6%
      18,000   Compaq Computer Corp.                                            315,000
      15,000   Intel Corp.                                                      463,650
     105,000   Sun Microsystems, Inc.*                                        1,797,600
                                                                            -----------
                                                                              2,576,250
                                                                            -----------

               Computers-Retail/Wholesale                       1.5%
      30,600   Cypress Semiconductor Corp.*                                     691,560
                                                                            -----------

               Computers-Services                               1.6%
      14,500   AOL Time Warner, Inc.*                                           732,250
                                                                            -----------

               Computers-Software                               2.7%
      30,500   BEA Systems, Inc.*                                             1,245,925
                                                                            -----------

               Computer Software Security                       0.7%
       6,200   VeriSign, Inc.*                                                  317,936
                                                                            -----------

               Electronics-Parts Distribution                   0.8%
      15,500   Marvell Technology Group Ltd.*                                   390,600
                                                                            -----------

               Electronics-Semiconductor Equipment              1.5%
      31,700   JDS Uniphase Corp.*                                              678,063
                                                                            -----------

               Electronics-Semiconductor Manufacturing          2.8%
      37,600   Applied Micro Circuits Corp.*                                    978,352
      10,000   Vitesse Semiconductor Corp.*                                     339,000
                                                                            -----------
                                                                              1,317,352
                                                                            -----------

See notes to financial statements.

4    Choice Focus Fund

                                                        CHOICE FOCUS FUND

April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               Finance-Consumer Loans                           0.9%
       7,700   Providian Financial Corporation                              $   410,410
                                                                            -----------

               Finance-Mortgage & Related Services              3.2%
      34,500   Countrywide Credit Industries, Inc.                            1,472,115
                                                                            -----------

               Internet-Network Security/Solutions              4.4%
      34,300   Juniper Networks, Inc.*                                        2,024,729
                                                                            -----------

               Manufacturing                                    3.1%
      27,100   Tyco International                                             1,446,327
                                                                            -----------

               Media                                            0.7%
      12,000   Emmis Communications Corporation*                                306,240
                                                                            -----------

               Medical-Generic Drug                             1.1%
       9,500   Genentech, Inc.*                                                 498,750
                                                                            -----------

               Medical-Information Services                     0.8%
       6,400   Forest Laboratories, Inc.*                                       391,360
                                                                            -----------

               Networking Equipment                             0.8%
      35,300   Avici Systems, Inc.*                                             356,530
                                                                            -----------

               Oil & Gas                                        1.2%
      13,200   Halliburton Company                                              570,372
                                                                            -----------

               Oil & Gas-Field Services                         0.9%
       5,300   BJ Services Co.*                                                 435,925
                                                                            -----------

               Oil & Gas-Machinery/Equipment                    1.1%
       8,300   Cooper Cameron Corp.*                                            523,398
                                                                            -----------

               Pharmaceuticals                                  0.7%
       4,500   Merck & Co., Inc.                                                341,865
                                                                            -----------

               Power Producer                                   0.4%
       3,500   Calpine Corporation*                                             199,465
                                                                            -----------

               Retail                                           1.2%
       6,400   Krispy Kreme Doughnuts, Inc.*                                    260,096
      44,000   The Gymboree Corporation*                                        308,440
                                                                            -----------
                                                                                568,536
                                                                            -----------



See notes to financial statements.

                                                   Choice Focus Fund    5

CHOICE FOCUS FUND

April 30, 2001 (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Retail-Apparel/Shoes                             0.9%
      12,400   Abercrombie & Fitch Co.*                                     $   412,920
                                                                            -----------

               Telecommunications Equipment                    11.1%
      17,500   CIENA Corp.*                                                     963,550
      48,000   Corning Incorporated                                           1,054,560
      43,000   Corvis Corp.*                                                    294,550
      12,300   ONI Systems Corp.*                                               441,939
      53,500   Redback Networks, Inc.*                                        1,018,640
       9,500   Scientific-Atlanta, Inc.                                         548,435
      32,200   Sonus Networks, Inc.*                                            819,813
                                                                            -----------
                                                                              5,141,487
                                                                            -----------

               Total Common Stocks
               (cost $29,872,465)                                            32,492,115
                                                                            -----------


Principal Amount
----------------

               SHORT-TERM INVESTMENT                           32.5%
 $15,035,913   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                  15,035,913
                                                                            -----------

               Total Short-Term Investment
               (cost $15,035,913)                                            15,035,913
                                                                            -----------

               Total Investments                              102.7%
               (cost $44,908,378)                                            47,528,028
                                                                            -----------

               Liabilities less Other Assets                   (2.7%)        (1,231,977)
                                                                            -----------

               NET ASSETS                                     100.0%        $46,296,051
                                                                            ===========


* Non-income producing







See notes to financial statements.

6    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENT OF Assets and Liabilities
April 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $44,908,378)                                    $47,528,028
Receivable for investments sold                                               1,367,125
Receivable for fund shares sold                                                 212,622
Interest and dividends receivable                                                16,491
Other assets                                                                     20,684
                                                                            -----------
Total assets                                                                 49,144,950
                                                                            -----------

LIABILITIES
Payable for investments purchased                                             2,347,705
Payable for fund shares redeemed                                                380,611
Accrued investment advisory fee                                                  26,031
Accrued distribution fee                                                          2,051
Accrued expenses                                                                 92,501
                                                                            -----------
Total liabilities                                                             2,848,899
                                                                            -----------
NET ASSETS                                                                  $46,296,051
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $60,746,146
Accumulated net realized loss on investments                                (17,069,745)
Net unrealized appreciation on investments                                    2,619,650
                                                                            -----------
Net Assets                                                                  $46,296,051
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                          5,337,605

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE                                                                  $8.67
                                                                            ===========



See notes to financial statements.

                                                   Choice Focus Fund    7

CHOICE FOCUS FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    25,321
Interest                                                                        229,417
                                                                            -----------
                                                                                254,738
                                                                            -----------

EXPENSES
Investment advisory fees                                                        204,265
Shareholder servicing fees                                                       51,710
Distribution fees                                                                51,066
Fund administration and accounting fees                                          30,940
Professional fees                                                                20,931
Federal and state registration fees                                              14,745
Custody fees                                                                     10,691
Reports to shareholders                                                           9,645
Trustees' fees and related expenses                                               3,606
Other                                                                             6,194
                                                                            -----------
Total expenses                                                                  403,793
Net Investment Loss                                                            (149,055)
                                                                            -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments                                          (16,676,740)
Change in unrealized appreciation/depreciation on investments                   (62,930)
                                                                            -----------
Net Losses on Investments                                                   (16,739,670)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(16,888,725)
                                                                            ===========





See notes to financial statements.

8    Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                       SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2001  OCTOBER 31, 2000
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $   (149,055)    $   (109,477)
Net realized losses on investments                        (16,676,740)        (120,946)
Change in unrealized appreciation/depreciation on
  investments                                                 (62,930)       2,682,580
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  operations                                              (16,888,725)       2,452,157
                                                         ------------     ------------

DISTRIBUTIONS PAID
From net realized gains on investments                       (155,557)         (30,407)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                30,938,334       67,332,299
Shares issued to holders in reinvestment of distributions     153,525           29,438
Shares redeemed                                           (25,553,932)     (12,081,081)
                                                         ------------     ------------
Net increase in net assets resulting from capital share
  transactions                                              5,537,927       55,280,656
                                                         ------------     ------------

Total Increase (Decrease) in Net Assets                   (11,506,355)      57,702,406
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        57,802,406          100,000
                                                         ------------     ------------
End of period                                            $ 46,296,051     $ 57,802,406
                                                         ============     ============

TRANSACTIONS IN SHARES
Shares sold                                                 3,582,332        5,474,597
Shares issued in reinvestment of distributions                 14,890            2,497
Shares redeemed                                            (2,785,111)        (961,600)
                                                         ------------     ------------
Net Increase                                                  812,111        4,515,494
                                                         ============     ============




See notes to financial statements.

                                                  Choice Focus Funds    9

CHOICE FOCUS FUNDS

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED    YEAR ENDED
                                                        APRIL 30, 2001  OCTOBER 31, 2000
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period                           $12.77           $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
Net investment loss                                             (0.01)           (0.02)
Net realized and unrealized gains (losses) on investments       (4.06)            2.80
                                                         ------------     ------------
Total from Investment Operations                                (4.07)            2.78
                                                         ------------     ------------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                          (0.03)           (0.01)
                                                         ------------     ------------


NET ASSET VALUE, END OF PERIOD                                  $8.67           $12.77
                                                         ============     ============


Total Return(1)                                              (31.88)%           27.81%


SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in thousands)                      $46,296          $57,802
Ratio of expenses to average net assets (2)                     1.98%            2.05%
Ratio of net investment loss to average net assets (2)        (0.73)%          (0.26)%
Portfolio turnover rate (1)                                      621%           1,603%


(1) Not annualized for periods less than a full year.
(2) Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.




See notes to financial statements.

10   Choice Focus Fund

                                                     CHOICE BALANCED FUND


                        INVESTMENT RETURNS TABLE

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            3-31-01   4-30-01     3-31-01   4-30-01
-----------------------------------------------------------------------------------
Choice Balanced Fund (inception
 date 4-1-00)                               -10.72%    -4.72%     -10.72%    -0.76%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      -21.68%   -12.97%     -21.68%   -14.50%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

CHOICE BALANCED FUND
OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities.

                 GROWTH OF AN ASSUMED $10,000 INVESTMENT
                         From 4-1-00 to 4-30-01

---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

31-Mar-00                        10,000.00                      10,000.00
30-Apr-00                        10,410.00                       9,699.10
31-May-00                        10,360.00                       9,500.07
30-Jun-00                        11,640.00                       9,734.25
31-Jul-00                        11,650.00                       9,582.10
31-Aug-00                        12,540.00                      10,177.24
30-Sep-00                        11,650.00                       9,639.98
31-Oct-00                        11,080.00                       9,599.20
30-Nov-00                         9,930.00                       8,842.40
31-Dec-00                        10,069.65                       8,885.64
31-Jan-01                        11,019.05                       9,200.90
28-Feb-01                         9,796.95                       8,361.96
31-Mar-01                         8,928.36                       7,832.23
30-Apr-01                         9,918.15                       8,441.03
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

The S&P 500(R) Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The returns for this Index do not reflect any fees or expenses. It is not possible to make a direct investment in an index.

                                                 Choice Balance Fund   11

CHOICE BALANCED FUND

SCHEDULE OF INVESTMENTS
April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------

               COMMON STOCKS                                   52.5%
               Banks-Money Center                               3.8%
       5,973   Citigroup Inc.                                               $   293,573
      15,000   Irwin Financial Corp.                                            465,000
                                                                            -----------
                                                                                758,573
                                                                            -----------

               Beverages-Non-alcoholic                          4.9%
      22,000   PepsiCo, Inc.                                                    963,820
                                                                            -----------

               Computer Graphics                                2.0%
      19,200   Cadence Design Systems, Inc.*                                    397,440
                                                                            -----------

               Computers-Local Networks                         5.0%
      42,000   Cisco Systems, Inc.*                                             713,160
       4,000   Extreme Networks, Inc.*                                          131,600
       9,100   Finisar Corporation*                                             136,045
                                                                            -----------
                                                                                980,805
                                                                            -----------

               Computers-Mini/Micro                             4.4%
       5,800   Intel Corp.                                                      179,278
      40,000   Sun Microsystems, Inc.*                                          684,800
                                                                            -----------
                                                                                864,078
                                                                            -----------

               Computers-Services                               2.2%
       8,500   AOL Time Warner, Inc*                                            429,250
                                                                            -----------

               Computers-Software                               0.8%
       3,700   BEA Systems, Inc.*                                               151,145
                                                                            -----------

               Electronics-Parts Distribution                   0.9%
       7,200   Marvell Technology Group Ltd.*                                   181,440
                                                                            -----------

               Electronics-Semiconductor Manufacturing          0.5%
       3,000   Vitesse Semiconductor Corp.*                                     101,700
                                                                            -----------

               Finance-Consumer Loans                           0.9%
       3,200   Providian Financial Corporation                                  170,560
                                                                            -----------

               Finance-Mortgage & Related Services              3.8%
      17,300   Countrywide Credit Industries, Inc.                              738,191
                                                                            -----------

               Internet-Network Security/Solutions              1.2%
       4,000   Juniper Networks, Inc.*                                          236,120
                                                                            -----------


See notes to financial statements.

12   Choice Balanced Fund

                                                     CHOICE BALANCED FUND

April 30, 2001  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Manufacturing                                    1.4%
       5,200   Tyco International                                           $   277,524
                                                                            -----------

               Media                                            1.7%
      13,000   Emmis Communications Corporation*                                331,760
                                                                            -----------

               Medical-Generic Drug                             2.0%
       7,500   Genentech, Inc.*                                                 393,750
                                                                            -----------

               Medical-Information Systems                      1.1%
       3,500   Forest Laboratories, Inc.*                                       214,025
                                                                            -----------

               Oil & Gas                                        3.3%
       3,000   Apache Corporation                                               191,880
      10,500   Halliburton Company                                              453,705
                                                                            -----------
                                                                                645,585
                                                                            -----------

               Pharmaceuticals                                  1.2%
       3,000   Merck & Co., Inc.                                                227,910
                                                                            -----------

               Power Producer                                   0.9%
       3,000   Calpine Corporation*                                             170,970
                                                                            -----------

               REITS - Apartments                               2.0%
      15,000   Archstone Communities Trust                                      386,700
                                                                            -----------

               Retail                                           0.7%
       3,400   Krispy Kreme Doughnuts, Inc.*                                    138,176
                                                                            -----------

               Retail-Apparel/Shoes                             1.8%
      10,500   Abercrombie & Fitch Co.*                                         349,650
                                                                            -----------

               Telecommunications Equipment                     6.0%
       3,000   CIENA Corp.*                                                     165,180
      19,000   Corning Incorporated                                             417,430
      14,800   Redback Networks, Inc.*                                          281,792
       3,000   Scientific-Atlanta, Inc.                                         173,190
       5,300   Sonus Networks, Inc.*                                            134,938
                                                                            -----------
                                                                              1,172,530
                                                                            -----------

               Total Common Stocks
               (cost $9,277,107)                                             10,281,702
                                                                            -----------



See notes to financial statements.
                                                  Choice Balanced Fund 13

CHOICE BALANCED FUND

April 30, 2001  (Unaudited)

Principal Amount                                                            Value
----------------------------------------------------------------------------------------
               BONDS                                           30.9%
   $ 600,000   Amgen, Inc.
               6.21%, 08/27/03                                              $   615,314
     600,000   Colgate-Palmolive Co.
               6.02%, 08/15/03                                                  612,247
     800,000   DaimlerChrysler NA Holding Co.
               7.125%, 04/10/03                                                 820,281
     800,000   Home Savings Of America
               6.5%, 8/15/04                                                    806,437
     800,000   Household Finance
               6.0%, 5/1/04                                                     807,504
     500,000   Lockheed Martin Corp.
               6.85%, 05/15/01                                                  500,302
     550,000   Merrill Lynch
               7.48%, 6/13/02                                                   566,836
     800,000   TCI Communications, Inc.
               6.375%, 05/01/03                                                 809,142
     500,000   Westinghouse Electric Corp.
               6.875%, 09/01/03                                                 514,058
                                                                            -----------

               Total Bonds
               (cost $5,847,193)                                              6,052,121
                                                                            -----------

               SHORT-TERM INVESTMENT                           17.0%
  $3,333,808   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                   3,333,808
                                                                            -----------

               Total Short-Term Investment
               (cost $3,333,808)                                              3,333,808
                                                                            -----------

               Total Investments                              100.4%
               (cost $18,458,108)                                            19,667,631

               Liabilities less Other Assets                   (0.4%)           (84,357)
                                                                            -----------


               NET ASSETS                                     100.0%        $19,583,274
                                                                            ===========

* Non-income producing

See notes to financial statements.

14 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
April 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $18,458,108)                                    $19,667,631
Receivable for investments sold                                                 592,281
Interest and dividends receivable                                               133,686
Other assets                                                                     13,889
                                                                            -----------
Total assets                                                                 20,407,487
                                                                            -----------

LIABILITIES
Payable for investments purchased                                               658,544
Payable for fund shares redeemed                                                 99,433
Accrued investment advisory fee                                                  11,485
Accrued distribution fee                                                            993
Accrued expenses                                                                 53,758
                                                                            -----------
Total liabilities                                                               824,213
                                                                            -----------
NET ASSETS                                                                  $19,583,274
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $22,787,760
Undistributed net investment income                                             108,072
Accumulated net realized loss on investments                                 (4,522,081)
Net unrealized appreciation on investments                                    1,209,523
                                                                            -----------
NET ASSETS                                                                  $19,583,274
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                          1,994,044

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE                                                                  $9.82
                                                                            ===========



See notes to financial statements.

                                                Choice Balanced Fund   15

CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    21,617
Interest                                                                        366,169
                                                                            -----------
                                                                                387,786
                                                                            -----------

EXPENSES
Investment advisory fees                                                         85,870
Fund administration and accounting fees                                          29,505
Distribution fees                                                                28,623
Shareholder servicing fees                                                       24,903
Federal and state registration fees                                              13,199
Professional fees                                                                10,924
Custody fees                                                                      7,324
Reports to shareholders                                                           5,024
Trustees' fees and related expenses                                                 884
Other                                                                             3,435
                                                                            -----------
Total expenses                                                                  209,691
                                                                            -----------
Net Investment Income                                                           178,095
                                                                            -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments                                           (3,490,380)
Change in unrealized appreciation/depreciation on investments                   324,625
                                                                            -----------
Net Losses on Investments                                                    (3,165,755)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(2,987,660)
                                                                            ===========


See notes to financial statements.

16 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED    PERIOD ENDED
                                                        APRIL 30, 2001  OCTOBER 31, 2000(1)
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                    $   178,095      $   162,991
Net realized losses on investments                        (3,490,380)      (1,031,701)
Change in unrealized appreciation/depreciation on
  investments                                                324,625          884,898
                                                         -----------      -----------
Net increase (decrease) in net assets resulting from
  operations                                              (2,987,660)          16,188
                                                         -----------      -----------

DISTRIBUTIONS PAID
Net investment income                                       (247,999)          -
                                                         -----------      -----------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                4,321,989       31,571,387
Shares issued to holders in reinvestment of distributions    242,992           -
Shares redeemed                                           (7,993,068)      (5,340,555)
                                                         -----------      -----------
Net increase (decrease) in net assets resulting from
  capital share transactions                              (3,428,087)      26,230,832
                                                         -----------      -----------

Total Increase (Decrease) in Net Assets                   (6,663,746)      26,247,020
                                                         -----------      -----------

NET ASSETS
Beginning of period                                       26,247,020           -
                                                         -----------      -----------
End of period (includes undistributed net investment
  income of $108,072 and $177,976, respectively)         $19,583,274      $26,247,020
                                                         ===========      ===========

TRANSACTIONS IN SHARES
Shares sold                                                  413,558        2,858,156
Shares issued in reinvestment of distributions                24,446           -
Shares redeemed                                             (812,223)        (489,893)
                                                         -----------      -----------
Net Increase (Decrease)                                     (374,219)       2,368,263
                                                         ===========      ===========







(1)Commenced operations on April 1, 2000.


See notes to financial statements.

                                                 Choice Balance Fund   17

CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS ENDED    PERIOD ENDED
                                                        APRIL 30, 2001  OCTOBER 31, 2000(1)
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period                          $11.08           $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS
Net investment income                                           0.08             0.07
Net realized and unrealized gains (losses) on investments      (1.24)            1.01(2)
                                                         -----------      -----------
Total Income (Loss) from Investment Operations                 (1.16)            1.08
                                                         -----------      -----------

LESS DISTRIBUTIONS PAID
From net investment income                                     (0.10)          -
                                                         -----------      -----------


NET ASSET VALUE, END OF PERIOD                                 $9.82           $11.08
                                                         ===========      ===========


Total Return(3)                                             (10.49)%           10.80%


SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in thousands)                     $19,583          $26,247
Ratio of expenses to average net assets (4)(5)                 1.83%            2.00%
Ratio of net investment income to average net assets (4)(5)    1.56%            1.47%
Portfolio turnover rate (3)                                     493%             651%

(1) Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggre-gate gains and losses of portfolio securities due to timing of sales and redemption of fund shares.
(3) Not annualized for periods less than a full year.
(4) Net of waiver and reimbursement by Adviser, with-out waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 2.09%, and the ratio of net investment income to average net assets would have been 1.38% for the period ended October 31, 2000.
(5) Annualized for periods less than a full year.



* Selected data for a share of capital stock outstanding throughout the period.



See notes to financial statements.

18 Choice Balanced Fund

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2001 (Unaudited)

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks with total positions exceeding 30 in some instances. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Organization and Prepaid Initial Registration Expenses

          Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by Choice Investment Management, LLC (the "Adviser"), and the Adviser has agreed to voluntarily reimburse the Fund for these expenses, subject to potential recovery (see Note 3). Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed 12 months).

     (b)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the Board of Trustees.

     (c)  Expenses

          The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Trust in proportion to their average net assets.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Accordingly, at April 30, 2001, reclassifications were recorded to decrease paid in capital by $149,058 and $0 and decrease accumulated net investment loss by $149,055 and $0 and decrease accumulated net realized loss by $3 and $0 for the Focus and Balanced Funds, respectively.

                                                        Choice Funds   19

     (f)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser and Other Agreements

     The Funds have an agreement with the Adviser, with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser had voluntarily waived its management fee and/or reimbursed the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At April 30, 2001, amounts that are subject to potential recoupment, including amounts the Adviser reimbursed for start-up costs prior to the offering of Fund shares, are as follows:

          Recoverable Through       Focus Fund         Balanced Fund
          -------------------       ----------         -------------
          October 31, 2002           $43,475             $43,475

(4)  Distribution Plan

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets.


(5)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended April 30, 2001 were as follows:

                                Focus Fund            Balanced Fund
                                ----------            -------------
     Purchases
      U.S. Government          $     -                 $    -
      Other                     207,953,736             92,876,209
     Sales
      U.S. Government          $      -                $    -
      other                      204,673,172            94,961,713

     At April 30, 2001, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $52,496,551 and $19,692,211, for the Focus and Balanced Funds, respectively, were as follows:

                                Focus Fund            Balanced Fund
                                ----------            -------------

     Unrealized appreciation    $ 2,436,601            $ 1,123,602
     Unrealized depreciation     (7,405,124)            (1,148,182)


     Net unrealized depreciation
      on investments            $(4,968,523)           $   (24,580)




20   Choice Funds

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                                                        Choice Funds   21

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